Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 23,722	$ 15,507
Deferred income tax liabilities	(728,634)	(330,336)
Deferred tax liability (asset)	(704,912)	(314,829)	$ (366,554)
Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	119,462	101,205	79,365
Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(824,374)	(416,034)	$ (445,919)
Recovered after more than 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	113,633	23,428
Recovered after more than 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(802,219)	(272,403)
Recovered within 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	5,829	77,777
Recovered within 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (22,155)	$ (143,631)